Stock Options and Warrants (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	May 31, 2014	Feb. 28, 2014
Stock Options And Warrants (Textual)
Stock compensation expenses	$ 56,092	$ 25,404	$ 119,161	$ 34,212	$ 17,616	$ 1,136,258
Issuance of common stock for services (in Shares)					300,000
Shares issued for service, fair value					21,000	35,000
Exercise price of warrants		$ 0.90		$ 0.90	$ 0.03
2004 Stock Incentive Plan [Member]
Stock Options And Warrants (Textual)
Shares authorized					116,067
Stock incentive plan, description					Limitations of the plan at a price to be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award.
Stock option granted							10,000	20,000	50,000
Stock options vested									25,000
Stock option vesting rights, description								The Company recognizes compensation cost on awards on a straight-line basis over the vesting period, approximately five years.	The remaining 50% vesting ratably over a three-year period.
Stock option vesting period								5 years	3 years
Estimated fair value of stock options							44,987	77,981	115,488
Expected dividend yield							0.00%	0.00%	0.00%
Risk-free interest rate							1.00%	1.68%	0.71%
Expected volatility							323.81%	328.76%	353.95%
Expected life							5 years	5 years	5 years
Forfeiture rate								15.00%	15.00%
Weighted average exercise price, granted							$ 4.50	$ 4.50	$ 4.50
2007 Consultant Stock Incentive Plan [Member]
Stock Options And Warrants (Textual)
Shares authorized					19,393
Stock incentive plan, description					The price shall be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award.
2004 Directors' and Officers' Stock Incentive Plan [Member]
Stock Options And Warrants (Textual)
Shares authorized					5,520
Stock incentive plan, description					The price shall be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award.
Stock Options [Member]
Stock Options And Warrants (Textual)
Stock option granted						95,824
Stock option vesting rights, description					Options immediately vest upon grant or 50% upon grant with the remaining 50% vested evenly over the next three years on the anniversary date after the year of grant.
Weighted average exercise price, granted						$ 4.80
Unamortized compensation expense					21,000	43,000
Unamortized compensation expense expected to be recognized period					2 years
Stock Options [Member] | 2004 Stock Incentive Plan [Member]
Stock Options And Warrants (Textual)
Stock option granted						95,833
Stock options vested						75,233
Stock option vesting rights, description						The remaining 20,600 options shall vest 50% at grant date with the balance vested ratably over a three-year period.
Stock option vesting period						3 years
Estimated fair value of stock options						460,000
Stock compensation expenses					17,616	416,991
Expected dividend yield						0.00%
Risk-free interest rate						0.86%
Expected volatility						298.00%
Expected life						5 years
Weighted average exercise price, granted						$ 4.80
Warrant [Member]
Stock Options And Warrants (Textual)
Issuance of common stock for services (in Shares)					8,333	25,000
Shares issued for service, fair value					$ 29,000	$ 105,000
Share price (per share)					$ 3.60
Exercise price of warrants					$ 3.60
Fair value assumptions, expected dividend yield					0.00%	0.00%
Fair value assumptions, risk free interest rate					0.27%
Fair value assumptions, expected volatility					278.17%
Fair value assumptions, expected life					2 years	2 years
Warrant [Member] | Maximum [Member]
Stock Options And Warrants (Textual)
Share price (per share)						$ 0.60
Exercise price of warrants						$ 1.20
Fair value assumptions, risk free interest rate						0.33%
Fair value assumptions, expected volatility						296.79%
Warrant [Member] | Minimum [Member]
Stock Options And Warrants (Textual)
Share price (per share)						$ 0.90
Exercise price of warrants						$ 6.00
Fair value assumptions, risk free interest rate						0.25%
Fair value assumptions, expected volatility						280.02%